Fulfillment expense (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment expense	$ 12,735	$ 10,838	$ 24,887	$ 20,239
Fulfillment expense per order basis (in dollars per share)			$ 2.05	$ 2.13
Fulfillment expense
Disclosure of attribution of expenses by nature to their function [line items]
Fulfillment staff costs	3,603	3,084	$ 7,252	$ 5,960
Fulfillment centers expense	906	720	1,591	1,299
Freight and shipping expense	8,226	7,034	16,044	12,980
Fulfillment expense	$ 12,735	$ 10,838	$ 24,887	$ 20,239
Percentual increase in expenses (as a percent)			23.00%
Percentual increase in expenses per order basis (as a percent)			3.80%